November 19, 2009
BY EDGAR
Mr. Jeff Foor
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	VALIC Company II File Numbers 333-53589 and 811-08789 CIK No. 0001062374 Fund: Small Cap Value Fund
Dear Mr. Foor:
     As counsel to VALIC Company II (the “Registrant”), I am transmitting for filing the preliminary proxy statement for the Registrant under Section 14 of the Securities Act of 1934, as amended, concurrently with this letter. The proxy statement includes a proposal to approve an investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and SunAmerica Asset Management Corp., an affiliate of VALIC.
     The Registrant acknowledges that: (a) it is responsible for the adequacy and accuracy of the disclosure in the proxy statement; (b) the Securities and Exchange Commission’s (the “Commission”) comments and changes to the disclosure in the proxy statement made in response to the Commission’s comments do not foreclose the Commission from taking any action with respect to the proxy statement; and (c) it may not assert the Commission’s comments or responses to the Commission’s comments as a defense in any proceeding initiated by the Commission or any person pursuant to U.S. federal securities laws.
     Please call me at (713) 831-3299 or Nori Gabert at (713) 831-5165 with any comments or questions you may have. You may also fax information to (713) 831-2258.
Sincerely,
//s// MARK MATTHES
Mark Matthes
Senior Counsel